Exhibit 99.13

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	XXX	303061047	2177	11/18/2021	Credit		Property is located in a FEMA disaster area	FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.	The appraisal in file is dated XX/XX/XXXX and shows no damage.	Post disaster inspection confirms no property damage	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	11/23/2021		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303179984	-96368	11/19/2021	Compliance		Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; The recording fee on the initial LE increased from $XXX to $XXX on the final CD without a valid changed circumstance provided. Factoring in the XXX% tolerance rule, a $XXX tolerance cure is required. Please provide LOE, PCCD, and evidence of refund to the borrower.	LOE, PCCD, and evidence of refund to the borrower provided.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cured Post Close	12/27/2021		C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXX	303179984	-96365	11/19/2021	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total
cannot increase more than XXX% test.
(XX CFR §XXXX.XX(e)(X)(ii))The loan
contains third-party services that the
consumer was permitted to shop for and
the charges exceed the good faith
tolerance according to §XXXX.XX(e)(X)(ii).
The final charges that in total cannot
increase more than XXX% ($XXX)
exceed the comparable charges ($XXX)
by more than XXX%. Please see the
table that displays the Charges That
Cannot Increase More Than XXX%
for a comparison of the data between
the provided disclosures. An estimate
of a charge for a third-party service
or a recording fee is in good faith if:(A)
The aggregate amount of charges for
third-party services and recording fees
paid by or imposed on the consumer does
not exceed the aggregate amount of such
charges disclosed under §XXXX.XX(e)(X)(i)
by more than XXX percent;(B) The charge for
the third-party service is not paid to the
creditor or an affiliate of the creditor; and(C)
The creditor permits the consumer to shop for the
third-party service, consistent with
§XXXX.XX(e)(X)(vi).; The recording fee on
the initial LE increased from $XXX to $XXX on
the final CD without a valid changed circumstance
provided. Factoring in the XXX% tolerance rule,
a $XXX tolerance cure is required. Please provide
LOE, PCCD, and evidence of refund to the borrower.	LOE, PCCD, and evidence of refund to the borrower provided.	This loan passed the charges that in total cannot increase
more than XXX% test. (XX CFR §XXXX.XX(e)(X)(ii))The
loan contains third-party services that the consumer was
permitted to shop for and the charges were in good faith
according to §XXXX.XX(e)(X)(ii). The final charges
that in total cannot increase more than XXX% ($XXX) do not
exceed the comparable charges ($XXX) by more than XXX%.
Please see the table that displays the Charges That Cannot
Increase More Than XXX% for a comparison of the data
between the provided disclosures.An estimate of a charge
for a third-party service or a recording fee is in good
faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the
consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XXX percent;(B)
The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent
with §XXXX.XX(e)(X)(vi).	Borrower XXX has significant job time -
Borrower has XXX years on job; Borrower
has more than XXX years at current residence
- Borrower at current residence XXX years;
Borrower has stable job time - Borrower has
XXX years at job.; Liquid Reserves (Dollars)
are Greater than the Guideline Minimum - Liquid
Reserves of XXX are greater than the Guideline
Minimum of XXX. ; Borrower Years On Job
Exceeds XXX years - Borrower Years On
											Job Exceeds XXX years	Cleared	12/27/2021		C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXX	303179984	-96362	11/19/2021	Compliance		Reimbursement Amount Test	This loan failed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; The recording fee on the initial LE increased from $XXX to $XXX on the final CD without a valid changed circumstance provided. Factoring in the XXX% tolerance rule, a $XXX tolerance cure is required. Please provide LOE, PCCD, and evidence of refund to the borrower.	LOE, PCCD, and evidence of refund to the borrower provided.	This loan passed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	12/27/2021		C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXX	303179984	3158	11/19/2021	Property		Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX. Condition for information purposes. DD firm to order.		Third Party Valuation Product Provided.	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	03/23/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303179984	3580	11/19/2021	Property		Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition for information purposes. DD firm to order.		Third Party Valuation Product Provided	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	03/23/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303132310	-96362	12/21/2021	Compliance		Reimbursement Amount Test	This loan failed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	COC provided	This loan passed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Cleared	01/25/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303132310	-96348	12/21/2021	Compliance		Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	COC provided	This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Cleared	01/25/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303132310	2177	01/06/2022	Credit		Property is located in a FEMA disaster area	FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA incident/release date. A Post Disaster Inspection is required. ; PCI obtained - no damage - condition cleared	PDI obtained - no damage - condition cleared	Post disaster inspection confirms no property damage	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Cleared	04/18/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303132310	3158	12/21/2021	Property		Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.		Third Party Valuation Product Provided.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Cleared	03/23/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303132310	3548	01/06/2022	Compliance		Qualified Mortgage Points and Fees Finding (12 CFR §1026.43(e)(3))	Subject loan's points and fees exceed the qualified mortgage points and fees threshold.; Cleared	Bona Fide discount point calculation provided	The exception 'Qualified Mortgage Points and Fees Finding (XX CFR §XXXX.XX(e)(X))' is cleared.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Cleared	01/25/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303132310	3580	12/21/2021	Property		Third Party Valuation Product not Provided	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.		Third Party Valuation Product Provided	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Cleared	03/23/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303661674	3580	06/23/2022	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Third Party Valuation Product Provided	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	07/07/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303661644	926	05/23/2022	Credit	Title Policy is Partial	Title Committment (pg XXX) Policy Amount to be corrected. Should be $XXX as loan amount increased from initial loan estimate.	Change status of 'Title Policty is Partial' from Active to Open Rebuttal.; Lender provided updated title policy with correct loan amount.	Title policy is Present	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	05/31/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303661644	3158	05/13/2022	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX.; Condition is for information purposes only - DD firm will order.	Third Party Valuation Product Provided.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/08/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303661644	3437	05/13/2022	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Condition is for information purposes only - DD firm will order.	Third Party Valuation Product Provided.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/08/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303661644	3580	05/13/2022	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Condition is for information purposes only - DD firm will order.	Third Party Valuation Product Provided	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/08/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303661644	3598	06/08/2022	Property	Third Party AVM to appraised value exceeds 10% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.	Additional third party valuation requested to support value.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/20/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303661644	3603	05/23/2022	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	05/23/2022		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	303656465	-96474	05/19/2022	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.	Disclosure provided	This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/17/2022		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXX	303656465	-96464	05/19/2022	Compliance	Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test	This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( XX CFR §XXXX.XX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXX , and XX CFR §XXXX.XX(e)(X)(i) )The initial closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(i) (revised loan estimate disclosure) and §XXXX.XX(e)(X)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XXX% tolerance categories under §XXXX.XX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXXX.XX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXXX.XX(e)(X)(iv)(D). The revised version of the disclosures required under §XXXX.XX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXXX.XX(f)(X), lender credits, and any other interest rate dependent charges and terms.Official InterpretationsXX C.F.R. §XXXX.XX(e)(X)(ii)Relationship to disclosures required under §XXXX.XX(f)(X)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §XXXX.XX(e)(X)(ii) prohibits a creditor from providing a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i)...However, if a creditor uses a revised estimate pursuant to § XXXX.XX(e)(X)(iv) for the purpose of determining good faith under § XXXX.XX(e)(X)(i) and (ii), § XXXX.XX(e)(X)(i) permits the creditor to provide the revised estimate in the disclosures required under § XXXX.XX(f)(X)(i) (including any corrected disclosures provided under § XXXX.XX(f)(X)(i) or (ii)).	Initial disclosure provided	This compliance test 'Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/13/2022		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXX	303656465	-96375	05/19/2022	Compliance	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.	COC provided	Exception resolved	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/13/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656465	-96368	06/13/2022	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; Appraisal fee increased by $XXX wihtout a valid reason for doing so, lender cure due to borrower for $XXX.; Lender provided COC for increase in appraisal fee. Condition cleared.	Lender provided COC for increase in appraisal fee. Condition cleared.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/17/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656465	-96366	05/19/2022	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Lender provided COC for increase in appraisal fee. Condition cleared.	Lender provided COC for increase in appraisal fee. Condition cleared.	Exception resolved	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/13/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656465	-96362	05/19/2022	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; Appraisal fee increased by $XXX wihtout a valid reason for doing so, lender cure due to borrower for $XXX.; Lender provided COC for increase in appraisal fee. Condition cleared.	Lender provided COC for increase in appraisal fee. Condition cleared.	Exception resolved	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	05/19/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656465	-96348	05/19/2022	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Initial disclosure provided	This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/17/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656465	-96167	05/19/2022	Compliance	Initial Loan Estimate Delivery Date Finding (prior to consummation)	Initial loan estimate delivery date finding (prior to consummation): ( XX CFR §XXXX.XX(e)(X)(iii)(B) )The initial loan estimate delivery date is less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orThe initial loan estimate delivery date is on or after consummation of the transaction.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(e)(X)(i) (provision of loan estimate form) not later than the seventh business day before consummation of the transaction.	Initial disclosure provided	Initial loan estimate delivery date finding (prior to consummation). ( XX CFR §XXXX.XX(e)(X)(iii)(B) )The initial loan estimate delivery date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction. The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(e)(X)(i) (provision of loan estimate form) not later than the seventh business day before consummation of the transaction.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/17/2022			A		A		A		A		A		A
XXX	XXX	303656465	1257	05/19/2022	Credit	Borrower Employment Verification does not meet guidelines	The VVOE does not include if the borrower is actively employed and all required information. ; Lender provided fully completed VVOE. Condition cleared.	Lender provided fully completed VVOE. Condition cleared.	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/17/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656465	3420	05/16/2022	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX;	Lender provided updated AUS, XXX and XXX. Condition cleared.	The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX;	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	07/08/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656465	3551	05/19/2022	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.	Lender provided fully completed VVOE. Condition cleared.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/17/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656465	3580	05/16/2022	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Third Party Valuation Product Provided	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/20/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303656465	3756	05/19/2022	Credit	Documentation for Recent Draws on HELOC is Missing	Documentation evidencing the HELOC draw schedule for the prior XXX months is missing. The most recent information on the HELOC is dated XX/XX/XXXX; Per Line XXX of the DU: It appears the following open/active mortgages or HELOCs on the credit report are not disclosed on the loan application. In order to ensure the minimum reserve requirement for other financed properties (not belonging to the principal residence or the subject property) is accurately calculated, all open/active mortgages must be entered on the loan application. If any of the following mortgages have not been provided on the loan application, they must be provided and the loan casefile resubmitted to DU. Condition maintained.	Lender provided the HELOC statement. Beginning balance XX/XX/XXXX $XXX. First payment XX/XX/XXXX. Condition cleared.	Lender provided the HELOC statement. Beginning balance XX/XX/XXXX $XXX. First payment XX/XX/XXXX. Condition cleared.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	07/08/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303661642	2572	05/20/2022	Credit	Final Loan Application is Not Executed	Final Loan Application is Not Executed; Final XXX with Loan Officer signature not located in file. Time of borrowers employment on final XXX is XXX years and XXX months. VOE on page XXX indicates XXX years XXX month.	Lender provided the signed final XXX. Condition cleared.	Lender provided the signed final XXX. Condition cleared.	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
												Cleared	07/28/2022		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXX	303661642	3158	05/13/2022	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX.; Xrd party review not required with XXX on page XXX.	Third Party Valuation Product Provided.	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
												Cleared	06/08/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303661642	3580	06/08/2022	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Third Party Valuation Product Provided	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
												Cleared	06/08/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303661642	3605	05/20/2022	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: XXX account is in name of Revocable Trust and Borrower. Trust documents were not located in file.	Lender provided the XXX revocable trust agreement. Condition cleared.	Lender provided the XXX revocable trust agreement. Condition cleared.	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
												Cleared	07/28/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656458	651	05/23/2022	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The file contains no documentation to determine the payment for homeowners insurance on the rental property at XXX. ; Cleared in conditions.	HOI documentation provided.	Borrower liabilities verified indicator is Present	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/03/2022		D	A	C	A	D	A	D	A	C	A	D	A
XXX	XXX	303656458	3158	05/16/2022	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX.; Condition is for information purposes only DD firm will order	Third Party Valuation Product Provided.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/08/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303656458	3580	05/16/2022	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Third Party Valuation Product Provided	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/08/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303656451	2588	05/17/2022	Credit	Borrower 2 Income Verification is less than 12 months	Borrower XXX Income Verification is less than XXX months	CoBorr not employed, income not used. NA.	Exception resolved	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	05/23/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656451	3158	05/17/2022	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX. Condition is for information purposes only. DD firm will order.	Third Party Valuation Product Provided.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/08/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303656451	3580	05/17/2022	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Third Party Valuation Product Provided; Third Party Valuation Product Provided	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/08/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303656448	-96368	06/17/2022	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; Cleared with credit on page XXX of CD>; Final CD reflected fees increase. Missing Changed Circumstance form to support increase in fees. Initial LE reflected Title - Lender's title insurance policy $XXX vs. $XXX charged on Final CD, Title - Settlement or closing fee $XXX vs. $XXX charged on Final CD and Mortgage recording fee $XXX vs.XXX charged on Final CD. Loan estimate did not reflect Title - Closing protection letter of $XXX that was charged on final CD. ; Updated, Lender cured only $XXX of hte tolerance violaiton. Still have a tolerance violation of $XXX due to the XXX% tolerance violation.	Cleared with credit on page XXX of CD	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
												Cleared	07/21/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656448	-96365	06/17/2022	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; Cleared with credit on page XXX of CD>; Cleared with credit on page XXX of CD>; Final CD reflected fees increase. Missing Changed Circumstance form to support increase in fees. Initial LE reflected Title - Lender's title insurance policy $XXX vs. $XXX charged on Final CD, Title - Settlement or closing fee $XXX vs. $XXX charged on Final CD and Mortgage recording fee $XXX vs.XXX charged on Final CD. Loan estimate did not reflect Title - Closing protection letter of $XXX that was charged on final CD. ; Updated, Lender cured only $XXX of the tolerance violaiton. Still have a tolerance violation of $XXX due to the XXX% tolerance violation.	Cleared with credit on page XXX of CD	This loan passed the charges that in total cannot increase more than XXX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
												Cleared	07/21/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656448	-96362	06/17/2022	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; Cleared with credit on page XXX of CD>; Final CD reflected fees increase. Missing Changed Circumstance form to support increase in fees. Initial LE reflected Title - Lender's title insurance policy $XXX vs. $XXX charged on Final CD, Title - Settlement or closing fee $XXX vs. $XXX charged on Final CD and Mortgage recording fee $XXX vs.XXX charged on Final CD. Loan estimate did not reflect Title - Closing protection letter of $XXX that was charged on final CD. ; Updated, Lender cured only $XXX of hte tolerance violaiton. Still have a tolerance violation of $XXX due to the XXX% tolerance violation.	Cleared with credit on page XXX of CD	This loan passed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
												Cleared	07/21/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303656448	3580	06/17/2022	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Condition is for information purposes only – Pending Valuation Review.	Third Party Valuation Product Provided	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
												Cleared	07/07/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303656448	3608	06/17/2022	Property	Informational Only - Property Inspection Waiver used at origination.	Property Inspection Waiver used as origination valuation product	Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.;	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
												Acknowledged	06/22/2022		B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXX	303661714	2578	06/16/2022	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.As per payment history on page XXX mortgage payment is verified for the month of XX/XX/XXXX. No documenation has been provided to verify payment due XX/XX/XXXX was made with no late.; Lender provided updated mortgage history. Condition cleared.	Lender provided updated mortgage history. Condition cleared.	Housing delinquency meets guidelines.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	07/19/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303661714	3158	06/16/2022	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX.	Third Party Valuation Product Provided.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	07/07/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303661714	3420	06/21/2022	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; AUS approved the subject as investment property with rental income and not the XXX home as reflected on final XXX and XXX. Second homes do not meet the client scope. ; Lender provided updated AUS, XXX and XXX. Condition cleared.	Lender provided updated AUS, XXX and XXX. Condition cleared.	The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	07/07/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303661714	3437	06/16/2022	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Third Party Valuation Product Provided.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	07/07/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303661714	3580	06/16/2022	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Condition is for information purposes onl-DD firm will order	Third Party Valuation Product Provided	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	07/07/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303661714	3598	07/07/2022	Property	Third Party AVM to appraised value exceeds 10% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; CDA provided within XXX% tolerance. Condition cleared.	Additional third party valuation requested to support value.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	07/21/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303576717	-96461	05/04/2022	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding ( XX CFR §XXXX.XX(f)(X)(ii) )The loan requires a new waiting period due to one of the following findings:The loan's APR has become inaccurate; orThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has changed or the features (negative amortization, interest only, or a balloon payment) on the loan have changed; orA prepayment penalty was added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.	Revised Closing Disclosure Waiting Period Required Finding ( XX CFR §XXXX.XX(f)(X)(ii) )The loan does not require a new waiting period due to all of the following findings:The loan's APR has not become inaccurate, andThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has not changed and the features (negative amortization, interest only, or a balloon payment) have not changed; andA prepayment penalty was not added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	05/12/2022			A		A		A		A		A		A
XXX	XXX	303576717	-96458	05/04/2022	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXX.XX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXX.XX(f)(X)(i) no later than three business days before consummation.	This loan passed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXX.XX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXX.XX(f)(X)(i) no later than three business days before consummation.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	05/12/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303576717	1248	05/04/2022	Credit	AUS is Partial	The AUS in file qualified the borrower with a rate of XXX% vs the loan actually closed with a note rate of XXX%.. Lender to resubmit the acurate terms and rerun AUS.	Change status of 'AUS is Partial' from Active to Open Rebuttal.; Lender provided updated AUS with correct rate XXX%	The AUS is received.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	05/12/2022		D	A	C	A	D	A	D	A	C	A	D	A
XXX	XXX	303576717	3158	05/02/2022	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX.	Third Party Valuation Product Provided.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/08/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303576717	3420	05/02/2022	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	Lender provided updated AUS, XXX and XXX. Condition cleared.	The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	05/12/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303576717	3551	05/02/2022	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q due to DTI exceeding the DU approval maximum.	EXCEPTION RESOLVED	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	05/12/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303576717	3580	05/02/2022	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Condition is for informational purposes only. DD firm will order.	Third Party Valuation Product Provided	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/08/2022		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXX	303576717	3598	06/08/2022	Property	Third Party AVM to appraised value exceeds 10% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.	Additional third party valuation requested to support value.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/20/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303576717	3600	06/08/2022	Property	Third party AVM Confidence Score is less than 80%	Third party AVM Confidence Score of XXX is less than XXX%.	Additional third party valuation requested to support value.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/20/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303613355	3551	05/03/2022	Compliance		ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.		The exception 'ATR/QM Status is Pending' is cleared.		Cleared	05/24/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303613355	3605	05/03/2022	Credit		Asset Documents are Incomplete	Asset Documents are Incomplete: Evidence of gift funds and receipt of gift funds not provided. ; Received in conditions.	Evidence of gift funds and receipt of gift funds provided.	The exception 'Asset Documents are Incomplete' is cleared.		Cleared	05/24/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303613299	1257	05/03/2022	Credit	Borrower Employment Verification does not meet guidelines	no employment verification in file ; EXCEPTION REMAINS: Please provided verification of the borrowers business within XXX caendar days prior to the note date per the FNMA guidelines.	Lender provided Business License and VOE. Condition cleared.	Lender provided Business License and VOE. Condition cleared.	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
												Cleared	07/19/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303613299	1261	05/03/2022	Credit	Borrower Income Verification does not match Approval	No income documents in file	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; Lender provided copies of XXX and XXX income worksheet included.	The borrower income verification does match approval. EXCEPTION RESOLVED;	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
												Cleared	05/10/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303613299	2587	05/03/2022	Credit	Borrower Income Verification is less than 12 months	Borrower Income Verification of XXX is less than XXX months.	Lender provided copies of XXX and XXX income worksheet included.	Income Verification of XXX is greater than XXX months.	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
												Cleared	05/10/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303613299	3551	05/03/2022	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q. Borrower is self-employed and missing all employment/income documentation. ; Lender provided Business License and VOE. Condition cleared.	Lender provided Business License and VOE. Condition cleared.	The exception 'ATR/QM Status is Pending' is cleared.	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
												Cleared	07/19/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303613276	1258	05/04/2022	Credit	CoBorrower Employment Verification does not meet guidelines	A verification of employment dated within XXX days of the note date was not provided for the co-borrower.	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; Lender provided copy of VOE within XXX days of note date.	EXCEPTION RESOLVED	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	05/10/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303613276	3551	05/03/2022	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Missing Verbal Verification of employment within XXX days of the Note date for BX employer XXXX.	Lender provided copy of VOE within XXX days of note date.	EXCEPTION RESOLVED	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	05/10/2022		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXX	303613276	3580	05/03/2022	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Third Party Valuation Product Provided	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
											; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	Cleared	06/08/2022		D	A	D	A	D	A	D	A	D	A	D	A